GOLDMAN SACHS ETF TRUST

Goldman Sachs Future Consumer Equity ETF

(the “Fund”)

Supplement dated December 29, 2023 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated December 29, 2023

Effective January 22, 2024 (the “Effective Date”), Nathan Lin will no longer serve as a portfolio manager for the Fund. In addition, on the Effective Date, Sumit Mangal will serve as a portfolio manager for the Fund. Alexis Deladerrière, Raj Garigipati and Jennifer Sullivan will continue to serve as portfolio managers for the Fund.

The above referenced Prospectus, Summary Prospectus and SAI reflect the forthcoming change in the Fund’s portfolio management team, while the Fund’s current portfolio management team reflected below will remain in place until the Effective Date. Accordingly, for the period December 29, 2023 through January 21, 2024, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

All references to Mr. Mangal in the Prospectus, Summary Prospectus and SAI are deleted in their entirety.

The following replaces the second paragraph under the “Goldman Sachs Future Consumer Equity ETF—Summary—Portfolio Management” section in the Prospectus and the “Portfolio Management” section in the Summary Prospectus:

Portfolio Managers: Alexis Deladerrière, CFA, Managing Director, has managed the Fund since November 2021; Raj Garigipati, Managing Director, has managed the Fund since November 2021; Nathan Lin, Vice President, has managed the Fund since November 2021; and Jennifer Sullivan, Vice President, has managed the Fund since February 2023.

The following replaces the eighth row in the table in the “Service Providers—Fund Managers” section of the Prospectus.

Nathan Lin Vice President	Portfolio Manager— Future Consumer Equity ETF Future Tech Leaders Equity ETF	Since 2021 2021	Mr. Lin Mr. Lin is Co-Lead Portfolio Manager of the GSAM Global Future Technology Leaders Strategy and the GSAM Global Millennials Equity Strategy. Mr. Lin joined the Investment Adviser in 2008.

The following row is added under “Future Consumer Equity ETF” in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” subsection of the “Management Services” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type†						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based†
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed ($M)	Number of Accounts	Assets Managed ($M)	Number of Accounts	Assets Managed ($M)	Number of Accounts	Assets Managed ($M)	Number of Accounts	Assets Managed ($M)	Number of Accounts	Assets Managed ($M)
Nathan Lin	3	$468	8	$5,815	14	$1,485	—	—	2	$255	—	—

The following row is added under “Future Consumer Equity ETF” in the “Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “Management Services” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Nathan Lin	$10,001 - $50,000

At the close of business on January 21, 2024, this Supplement shall no longer apply.

This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

FTRETF3PMSTK 12-23